Summary of Business Activities	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Summary of Business Activities

1. Summary of Business Activities

Business Overview

Pinnacle Foods Inc. (hereafter referred to as “Pinnacle” or the “Company”), formerly known as Crunch Holding Corp., is a holding company whose sole asset is 100% ownership of Peak Finance Holdings LLC (“PFH”). PFH is a holding company whose sole asset is 100% ownership of Pinnacle Foods Finance LLC (“Pinnacle Foods Finance”). The Company is majority owned by affiliates of The Blackstone Group L.P. (“Blackstone”). In October 2013, approximately 30.7 million shares previously owned by certain Blackstone Funds were transferred to BCPV Pinnacle Holdings LLC. The transfer of these shares did not result in any change in beneficial ownership for any of the Blackstone Funds.

The Company is a leading manufacturer, marketer and distributor of high quality, branded convenience food products, the products and operations of which are managed and reported in three operating segments: (i) Birds Eye Frozen, (ii) Duncan Hines Grocery and (iii) Specialty Foods. The Company’s United States retail frozen vegetables (Birds Eye), frozen complete bagged meals (Birds Eye Voila!), frozen seafood (Van de Kamp’s, Mrs. Paul’s), full-calorie single-serve frozen dinners and entrées (Hungry-Man), frozen breakfast (Aunt Jemima), frozen and refrigerated bagels (Lender’s), and frozen pizza for one (Celeste) are reported in the Birds Eye Frozen Division. The Company’s baking mixes and frostings (Duncan Hines), shelf-stable pickles (Vlasic), table syrups (Mrs. Butterworth’s and Log Cabin), canned meat (Armour, Nalley and Brooks), pie and pastry fillings (Comstock and Wilderness), barbecue sauces (Open Pit), salad dressing (Bernstein’s) and all Canadian operations are reported in the Duncan Hines Grocery Division. The Specialty Foods Division consists of snack products (Tim’s Cascade and Snyder of Berlin) and the Company’s food service and private label businesses.

Significant transactions affecting comparability

The results of operations in the nine months ended September 29, 2013 and September 23, 2012 are impacted by our April 2013 initial public offering (the “IPO”) and the April 2013 and 2012 refinancings which significantly affected Administrative expenses, Other expense, Interest expense and Provision for income taxes. See Management’s Discussion and Analysis (pages 50-78).

History and Current Ownership

Since 2001, the Company and its predecessors have been involved in several business combinations to acquire certain assets and liabilities related to the brands discussed above.

On December 23, 2009, Pinnacle Foods Group LLC (“PFG LLC”), an entity wholly owned by Pinnacle Foods Finance, purchased Birds Eye Foods, Inc. (the “Birds Eye Acquisition”).

On March 12, 2013, the Company’s board of directors authorized a 55.2444 for 1 split of the common stock. The split became effective on the date of approval. The Company retained the par value of $0.01 per share for all shares of common stock. All references to numbers of common shares and per-share data in the accompanying financial statements have been adjusted to reflect the stock split on a retroactive basis. Shareholders’ equity reflects the stock split by reclassifying from “Additional paid-in capital” to “Common stock” an amount equal to the par value of the additional shares arising from the split.

On March 28, 2013, the U.S. Securities and Exchange Commission (“SEC”) declared effective the Company’s registration statement on Form S-1 related to the IPO. The Company’s common stock began trading on the New York Stock Exchange (“NYSE”), under the ticker symbol PF, on March 28, 2013. In connection with the IPO, 2,618,307 additional shares were issued through the exercise of a warrant agreement by Peak Holdings LLC (“Peak Holdings”) which was the majority owner of Pinnacle Foods Finance prior to the IPO. Immediately thereafter, the warrant agreement was terminated and Peak Holdings was liquidated. On April 3, 2013, the IPO closed in which the Company issued and sold 33,350,000 shares of common stock for cash consideration of $20.00 per share ($18.80 per share net of underwriting discounts). None of Blackstone, Directors or management of the Company sold any shares as part of the IPO. The Company received approximately $623.9 million in net proceeds ($667.0 million of gross proceeds net of $43.1 million of underwriting discounts and other fees) from the offering, which were used to pay down debt. See Note 9 of the Consolidated Financial Statements “Debt and Interest Expense” for further details.

1. Summary of Business Activities

Business Overview

Pinnacle Foods Inc. (hereafter referred to as “Pinnacle” or the “Company”), formerly known as Crunch Holding Corp., is a holding company whose sole asset is 100% ownership of Peak Finance Holdings LLC (“PFH”). PFH is a holding company whose sole asset is 100% ownership of Pinnacle Foods Finance LLC (“PFF”). In addition, a warrant agreement is in place, whereby Peak Holdings LLC, Pinnacle’s parent, can acquire an additional 5,192,974 shares (subject to adjustment) of Pinnacle.

PFF is a leading manufacturer, marketer and distributor of high quality, branded convenience food products, the products and operations of which are managed and reported in three operating segments: (i) Birds Eye Frozen, (ii) Duncan Hines Grocery and (iii) Specialty Foods. The Company’s United States retail frozen vegetables (Birds Eye), frozen complete bagged meals (Birds Eye Voila!), frozen seafood (Van de Kamp’s, Mrs. Paul’s), full-calorie single-serve frozen dinners and entrées (Hungry-Man), frozen breakfast (Aunt Jemima), frozen and refrigerated bagels (Lender’s), and frozen pizza for one (Celeste) are reported in the Birds Eye Frozen Division. The Company’s baking mixes and frostings (Duncan Hines), shelf-stable pickles (Vlasic), table syrups (Mrs. Butterworth’s and Log Cabin), canned meat (Armour, Nalley, Brooks), pie and pastry fillings (Comstock, Wilderness), barbecue sauces (Open Pit), salad dressing (Bernstein’s) and all Canadian operations are reported in the Duncan Hines Grocery Division. The Specialty Foods Division consists of snack products (Tim’s Cascade and Snyder of Berlin) and the Company’s food service and private label businesses.

History and Current Ownership

Since 2001, the Company and its predecessors have been involved in several business combinations to acquire certain assets and liabilities related to the brands discussed above.

On December 23, 2009, Pinnacle Foods Group LLC (“PFG LLC”), an entity wholly owned by PFF, purchased Birds Eye Foods, Inc. (the “Birds Eye Acquisition”).